N-1A/A
                                    Form N-1A
                                                              File No. 811-09435
                                                              File No. 333-82447

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

                Pre-Effective Amendment No. __3__
                Post-Effective Amendment No._____

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                Amendment No. _3_

UNITED SMALL CAP FUND, INC.
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                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas               66201-9217
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         (Address of Principal Executive Office)         (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
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As soon as practical after effective date of Registration Statement

===========================================================================

                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The Registrant requests registration of an indefinite amount of shares of its capital stock, $.001 per share, by this Registration Statement.

     The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, action pursuant to said Section 8(a), may determine.

Registrant hereby incorporates by reference all Part A and Part B of Form N-1A filed as Pre-Effective Amendment No. 1 on September 22, 1999 except with respect to the Independent Auditors Report and Part C of Form N-1A filed as Pre-Effective Amendment No. 2 on September 30, 1999 except with respect to the Power of Attorney dated August 18, 1999, and the Consent of Independent Accountants.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,
United Small Cap Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of United Small Cap Fund, Inc. as of September 15, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of United Small Cap Fund, Inc. as of September 15, 1999 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

Kansas City, Missouri
September 16, 1999

                                POWER OF ATTORNEY

      KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned, UNITED FUNDS, INC., UNITED INTERNATIONAL GROWTH FUND, INC., UNITED MUNICIPAL BOND FUND, INC., UNITED VANGUARD FUND, INC., UNITED HIGH INCOME FUND, INC., UNITED CASH MANAGEMENT, INC., UNITED NEW CONCEPTS FUND, INC., UNITED GOVERNMENT SECURITIES FUND, INC., UNITED MUNICIPAL HIGH INCOME FUND, INC., UNITED GOLD & GOVERNMENT FUND, INC., UNITED HIGH INCOME FUND II, INC., UNITED CONTINENTAL INCOME FUND, INC., UNITED RETIREMENT SHARES, INC., UNITED ASSET STRATEGY FUND, INC., UNITED SMALL CAP FUND, INC., TARGET/UNITED FUNDS, INC. AND WADDELL & REED FUNDS, INC. (each hereinafter called the "Corporation"), and certain directors and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT L. HECHLER, HELGE K. LEE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.


Date:  August 18, 1999                          /s/Robert L. Hechler
                                                --------------------------
                                                Robert L. Hechler, President

/s/Keith A. Tucker                Chairman of the Board         August 18, 1999
-------------------                                             ---------------
Keith A. Tucker


/s/Robert L. Hechler              President, Principal          August 18, 1999
--------------------              Financial Officer and         ---------------
Robert L. Hechler                 Director


/s/Henry J. Herrmann              Vice President and            August 18, 1999
--------------------              Director                      ---------------
Henry J. Herrmann


/s/Theodore W. Howard             Vice President, Treasurer     August 18, 1999
--------------------              and Principal Accounting      ---------------
Theodore W. Howard                Officer


/s/James M. Concannon             Director                      August 18, 1999
--------------------                                            ---------------
James M. Concannon


/s/John A. Dillingham             Director                      August 18, 1999
--------------------                                            ---------------
John A. Dillingham


/s/David P. Gardner               Director                      August 18, 1999
-------------------                                             ---------------
David P. Gardner


/s/Linda K. Graves                Director                      August 18, 1999
--------------------                                            ---------------
Linda K. Graves


/s/Joseph Harroz, Jr.             Director                      August 18, 1999
--------------------                                            ---------------
Joseph Harroz, Jr.


/s/John F. Hayes                  Director                      August 18, 1999
--------------------                                            ---------------
John F. Hayes


/s/Glendon E. Johnson             Director                      August 18, 1999
--------------------                                            ---------------
Glendon E. Johnson


/s/William T. Morgan              Director                      August 18, 1999
--------------------                                            ---------------
William T. Morgan


/s/Ronald C. Reimer               Director                      August 18, 1999
--------------------                                            ---------------
Ronald C. Reimer






/s/Frank J. Ross, Jr.             Director                      August 18, 1999
--------------------                                            ---------------
Frank J. Ross, Jr.


/s/Eleanor B. Schwartz            Director                      August 18, 1999
--------------------                                            ---------------
Eleanor B. Schwartz


/s/Frederick Vogel III            Director                      August 18, 1999
--------------------                                            ---------------
Frederick Vogel III



Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Assistant Secretary

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 1st day of October, 1999.

                           UNITED SMALL CAP FUND, INC.

                                  (Registrant)

                            By /s/ Robert L. Hechler*
                            ------------------------
                          Robert L. Hechler, President

      Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

    Signatures                Title
    ----------                -----
/s/Keith A. Tucker*           Chairman of the Board             October 1, 1999
----------------------                                          ---------------
Keith A. Tucker


/s/Robert L. Hechler*         President                         October 1, 1999
----------------------        (Principal Financial Officer)     ---------------
Robert L. Hechler              and Director


/s/Henry J. Herrmann*         Vice President and Director       October 1, 1999
----------------------                                          ---------------
Henry J. Herrmann


/s/Theodore W. Howard*        Vice President, Treasurer         October 1, 1999
----------------------        and Principal Accounting          ---------------
Theodore W. Howard            Officer


/s/James M. Concannon*        Director                          October 1, 1999
-------------------                                             ---------------
James M. Concannon


/s/John A. Dillingham*        Director                          October 1, 1999
-------------------                                             ---------------
John A. Dillingham




/s/David P. Gardner*          Director                          October 1, 1999
-------------------                                             ---------------
David P. Gardner


/s/Linda K. Graves*           Director                          October 1, 1999
-------------------                                             ---------------
Linda Graves


/s/Joseph Harroz, Jr.*        Director                          October 1, 1999
-------------------                                             ---------------
Joseph Harroz, Jr.


/s/John F. Hayes*             Director                          October 1, 1999
-------------------                                             ---------------
John F. Hayes


/s/Glendon E. Johnson*        Director                          October 1, 1999
-------------------                                             ---------------
Glendon E. Johnson


/s/William T. Morgan*         Director                          October 1, 1999
-------------------                                             ---------------
William T. Morgan


/s/Ronald C. Reimer*          Director                          October 1, 1999
-------------------                                             ---------------
Ronald C. Reimer


/s/Frank J. Ross, Jr.*        Director                          October 1, 1999
-------------------                                             ---------------
Frank J. Ross, Jr.


/s/Eleanor B. Schwartz*       Director                          October 1, 1999
-------------------                                             ---------------
Eleanor B. Schwartz


/s/Frederick Vogel III*       Director                          October 1, 1999
-------------------                                             ---------------
Frederick Vogel III

*By
  /s/Helge K. Lee
-------------------
  Helge K. Lee
  Attorney-in-Fact

ATTEST:
 /s/Kristen A. Richards
-----------------------
   Kristen A. Richards
   Assistant Secretary